Accumulated other comprehensive income/(loss) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 CNY (¥)
Composition of accumulated other comprehensive income/(loss)
Accumulated other comprehensive Income/loss	¥ 312,813	¥ 295,766	¥ 293,783	$ 42,010	¥ 273,533
Accumulated other comprehensive income/(loss)
Composition of accumulated other comprehensive income/(loss)
Accumulated other comprehensive Income/loss	1,421	903	(1,175)		¥ (959)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Composition of accumulated other comprehensive income/(loss)
Other comprehensive income	518	1,862
Accumulated other comprehensive Income/loss	¥ 1,421	¥ 903	¥ (2,596)